Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands				12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Dec. 31, 2024 USD ($) Security Segment shares	Dec. 31, 2023 USD ($) Security	Nov. 10, 2023	Jan. 01, 2023 USD ($)	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Accounts receivable, allowance for credit losses				$ 80	$ 80
Number of operating segments | Segment				1
Guaranteed revenue program deposits				$ 0
Number of debt securities in an unrealized loss position | Security				50	13
Guaranteed Revenue Program, drawdown period								10 months
Advertising expense				$ 8,707	$ 6,013
Customer deposit per aircraft								$ 1,250
Notes receivable, allowance for credit losses				0	2,558
Debt securities, available-for-sale, allowance for credit loss							$ 0
Period for stockholder approval of equity incentive plan						12 months
Impairment loss				0	0
Realized losses on investment securities				59	238
Guaranteed Revenue Program, minimum term								28 months
Fair value of debt securities in an unrealized loss position				6,562	4,263
Fair value of debt securities in an unrealized loss position greater than one year				1,927	2,759
Unrealized loss on investments				$ 297	395
Change in fair value of liability, location				Other income (expense)
Fractional ownership, contractual term (up to)				5 years
Aircraft held for sale, current portion				$ 7,786	0
Aircraft held for sale, non-current portion				4,085	0
Capitalized sales commissions				1,748	1,315
Contract acquisition costs, current				923	514
Contract acquisition costs, noncurrent				965	631
Amortization of contract costs				$ 1,136	$ 827
Employee Stock
Product Information [Line Items]
Shares purchased by employees (in shares) | shares				0
Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of bridge Notes (in shares) | shares	73,947	203,500		277,447
Common Class A | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of bridge Notes (in shares) | shares			9,550,274
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life				7 years
Maximum
Product Information [Line Items]
Customer deposits				$ 500